Waxess USA INVENTORY (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA INVENTORY	4. INVENTORY

Inventories consist of the following as of December 31, 2010, and 2009:

	2010	2009
Finished Goods	$254,118	$-
Parts	75,000	-
Total	$329,118	$-

During 2010, the Company wrote down approximately $167,000 of its first generation inventory in anticipation of the introduction of its second generation product line.

There was no inventory at December 31, 2009.